F. Scott Thomas Director and Associate General Counsel Advocacy & Oversight 8500 Andrew Carnegie Blvd | 3rd Floor Charlotte, NC 28075 T 704 988 3687 F 704 988 4224 sthomas@tiaa.org

May 2, 2016

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	College Retirement Equities Fund (“CREF”)
Form N-3 (File Nos. 33-00480 and 811-04415)

Commissioners:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the form of Prospectus and Statement of Additional Information (SAI) dated May 1, 2016 that would have been filed pursuant to Rule 497(c) under the Securities Act for CREF would not have differed from that contained in CREF’s most recent amendment to the Registration Statement on Form N-3; and (ii) the text of this amendment was filed electronically via EDGAR on April 27, 2016.

Please contact the undersigned at the number listed above, if you have any questions or comments regarding this letter.

Very truly yours,

/s/ F. Scott Thomas
F. Scott Thomas